Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment

6.           Property, plant and equipment:

	Furniture
	and	Leasehold	TMS
	equipment	improvements	devices	Total
Cost

Balance, December 31, 2018	$203,318	$3,704	$1,000,426	$1,207,448
Additions	—	179,399	847,883	1,027,282
Asset disposal	(27,902)	—	(55,325)	(83,227)

Balance, December 31, 2019	175,416	183,103	1,792,984	2,151,503
Additions	—	—	383,200	383,200
Asset disposal	—	—	(50,093)	(50,093)

Balance, December 31, 2020	$175,416	$183,103	$2,126,091	$2,484,610

Accumulated depreciation

Balance, December 31, 2018	$54,685	$604	$240,693	$295,982
Depreciation	28,723	4,687	157,184	190,594
Asset disposal	—	—	(1,404)	(1,404)

Balance, December 31, 2019	83,408	5,291	396,473	485,172
Depreciation	28,768	25,593	258,154	312,515
Asset disposal	—	—	(4,413)	(4,413)

Balance, December 31, 2020	$112,176	$30,884	$650,214	$793,274

Net book value

Balance, December 31, 2019	$92,008	$177,812	$1,396,511	$1,666,331
Balance, December 31, 2020	63,240	152,219	1,475,877	1,691,336